RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Incurred fees	$ 603,159	$ 415,120
Payable to related parties	117,309	155,475
Salary and commissions	76,795	19,053
Business services agreement [member] | Business instincts group [member]
IfrsStatementLineItems [Line Items]
Incurred fees	99,577	93,283
Payable to related parties		9,524
Independent consultant agreement [member] | Alberta lltd [member]
IfrsStatementLineItems [Line Items]
Incurred fees	155,193	104,226
Payable to related parties
Executive consultant agreement [member] | Scottlarson [member]
IfrsStatementLineItems [Line Items]
Incurred fees	$ 61,666	$ 2,861